Revenue - Seagen Agreement (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers			$ 6,769	€ 6,769	$ 19,391	€ 19,391	$ 5,350	€ 5,350
Seagen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers			4,300
Seagen | License Agreement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-refundable upfront payment received	$ 50,000
Maximum amount of nonrefundable upfront payment receivable		$ 650,000
Additional tumor targets | item		2
Buy-up fee		$ 35,000
Decrease in certain future milestones		30.00%
Years of sale for royalties payable		10 years
Maximum amount of reimbursement entitled to receive		$ 6,500
Revenue from contracts with customers			3,700
Seagen | License Agreement [Member] | Service Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers			$ 600